Supplemental Schedule of Noncash Investing and Financing Activities - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Noncash Investing and Financing Activities
Shares issued to an officer, a director and two consultants	36,038	0
Shares issued to an officer, a director and two consultants per share	$ 5.30	$ 0
Shares vested relating to the Company's Equity Incentive Plan	30,000	0
Reducing deferred compensation	$ 334,500	$ 0
Shares of stock were issued as prepaid stock compensation in the amount	$ 22,700	$ 0
Shares were issued to an employee	2,500	0
Shares were issued to an employee at per share	$ 5.90	$ 0
Shares were unvested	2,500	0
Shares were issued to an employee.	2,500	0
Shares were issued to an employee per share.	$ 6.15	$ 0
Shares were issued to an employee,	625	0
Shares were issued to an employee per share,	$ 6.50	$ 0
Shares issued to a director	0	15,000
Shares issued to a director at per share	$ 0	$ 9.40
Shares issued to employees1	0	60,000
Shares issued to employees per share1	$ 0	$ 12.90
Shares were vested.	0	15,000
Shares were unvested.	0	45,000
Shares issued for consulting services	0	3,750
Shares issued for consulting services at per share	$ 0	$ 12.60
Purchase shares of common stock were issued in conjunction with the sale of common stock	0	142,593
Purchase shares of common stock were issued to a consultant as part of a stock offering	0	21,875
shares vested relating to the Company's Equity Incentive Plan.	0	19,500
Reducing deferred compensation.	$ 0	$ 66,200
Shares issued to two employees and a director	0	8,500
Shares issued to two employees and a director at per share	$ 0	$ 13.60
Shares issued for consulting services.	0	12,500
Shares issued for consulting services at per share.	$ 0	$ 12.80
Warrants to purchase shares of common stock were issued in conjunction with the sale of common stock	0	20,370
Warrants to purchase shares of common stock were issued to a consultant as part of a stock offering	0	3,125